INITIAL PUBLIC OFFERING (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,650,000
Proceeds from Issuance Initial Public Offering			$ 0	$ 126,000,000	$ 126,000,000
Exercise price of warrants			$ 11.50		$ 11.50
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant			1		1
Exercise price of warrants			$ 11.50		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		11,000,000			1,650,000
Purchase price, per unit		$ 10.00	$ 10.15		$ 10.15	$ 10.15
Proceeds from Issuance Initial Public Offering		$ 110,000,000
Shares issued to underwriters		1,650,000			1,650,000
Under Writing Option Period		45 days
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1			1
Number of warrants in a unit		1			0.5
Number of shares issuable per warrant		1			1
Exercise price of warrants		$ 11.50				$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,650,000		1,650,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 16,500,000	$ 16,500,000
Shares issued to underwriters	1,650,000	1,650,000	1,650,000		1,650,000